UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

This filing lists securities holdings reported on the Form 13F filed on September 30, 2002 pursuant to a request for confidential treatment and for which that confidential treatment expired on March 31, 2003.

Report for the Calendar Year or Quarter Ended:  September 30, 2002

Check here if Amendment [ X ]; Amendment Number:     2
   This Amendment (Check only one.):    [  ] is a restatement.
                                        [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        T. Rowe Price Associates, Inc.
Address:     100 East Pratt Street
             Baltimore, Maryland  21202

Form 13F File Number:  28-115
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Henry H. Hopkins
Title:    Managing Director
Phone:    410-345-6603

Signature, Place, and Date of Signing:


      /S/ Henry H. Hopkins        Baltimore, Maryland      May 20, 2003
              [Signature]            [City, State]           [Date]




Report type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
      NONE

                                  Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 5

Form 13F Information Table Value Total: 50022

List of Other Included Managers: NONE



                                                           FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT OTH      VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MGR   SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --- -------- -------- --------
CARNIVAL CORP                  COMM STK         143658102   29142  1161023  SH        SOLE        345523         0   815500
CONSTELLATION BRANDS           COMM STK         21036P108     259    11200  SH        SOLE          8500         0     2700
MCKESSON HBOC INC              COMM STK         58155Q103    4601   162424  SH        SOLE         67524         0    94900
SCIOS INC                      COMM STK         808905103    4952   194561  SH        SOLE        103861         0    90700
VERITAS SOFTWARE CO            COMM STK         923436109   11068   752381  SH        SOLE        157281         0   595100